Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	General Money Market Fund, Inc.
Entity Central Index Key	0000353560
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000000265 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Wealth Shares
Trading Symbol	GMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Net Assets	$ 2,154,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,183,576
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,154	93	$4,183,576

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Allocation of Holdings (Based on Net Assets)
C000000266 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Service Shares
Trading Symbol	GMBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$102	1.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 102	[1]
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 2,154,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,183,576
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,154	93	$4,183,576

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Allocation of Holdings (Based on Net Assets)
C000157127 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Premier Shares
Trading Symbol	GMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Net Assets	$ 2,154,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,183,576
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,154	93	$4,183,576

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.